Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Summary of property plant and equipment useful life
Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization expense is recognized using the straight-line method over the estimated useful life of each asset as follows:

ESTIMATED USEFUL LIFE
Machinery and equipment	3 to 5 years
Furniture and fixtures	7 years
Leasehold improvements	Shorter of term of lease or 7 years